497(e)
                                                                       333-64749

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MARCH 1, 2010 TO THE JUNE 8, 2009 PROSPECTUS FOR
ACCUMULATOR(R) PLUS(SM)

--------------------------------------------------------------------------------

This Supplement updates certain information in the June 8, 2009 prospectus and statement of additional information, as previously supplemented (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Accumulator(R) Plus(SM) Prospectus.

Please note the following changes, which are applicable throughout the
Prospectus:

1. The following information replaces the charges for "Greater of" GMDB I, "Greater of" GMDB II, Guaranteed minimum income benefit I, Guaranteed minimum income benefit II, Guaranteed withdrawal benefit for life (conversion from GMIB I -- Asset Allocation) and Guaranteed withdrawal benefit for life (conversion from GMIB II -- Custom Selection) in "Fee table" and in "Charges and expenses".

------------------------------------------------------------------------------------------------------------------------------------
Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 ("Greater of" GMDB I) (only available if
you also elect Guaranteed    minimum income benefit I -- Asset Allocation)
------------------------------------------------------------------------------------------------------------------------------------
Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right to increase your charge up to)          1.05%
------------------------------------------------------------------------------------------------------------------------------------
Current Charge                                                                                                               0.90%
------------------------------------------------------------------------------------------------------------------------------------
Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 ("Greater of" GMDB II) (only available if you also elect Guaranteed minimum income benefit II -- Custom Selection)
------------------------------------------------------------------------------------------------------------------------------------
Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right to increase your charge up to)          1.25%
------------------------------------------------------------------------------------------------------------------------------------
Current Charge                                                                                                               1.10%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit I -- Asset Allocation
------------------------------------------------------------------------------------------------------------------------------------
Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right to increase your charge up to)          1.20%
------------------------------------------------------------------------------------------------------------------------------------
Current Charge                                                                                                               0.90%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit II -- Custom Selection
------------------------------------------------------------------------------------------------------------------------------------
Maximum Charge (if you elect to reset the Roll-Up benefit base, we reserve the right to increase your charge up to)          1.40%
------------------------------------------------------------------------------------------------------------------------------------
Current Charge                                                                                                               1.10%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge (Conversion from Guaranteed minimum income benefit I -- Asset Allocation)
------------------------------------------------------------------------------------------------------------------------------------
Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit              1.20%
base ratchets after conversion, we reserve the right to increase your charge up to):
------------------------------------------------------------------------------------------------------------------------------------
Current Charge:                                                                                                              0.90%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge (Conversion from Guaranteed minimum income benefit II -- Custom Selection)
------------------------------------------------------------------------------------------------------------------------------------
Maximum Charge (If you reset your Guaranteed minimum income benefit prior to conversion or if your GWBL benefit              1.40%
base ratchets after conversion, we reserve the right to increase your charge up to):
------------------------------------------------------------------------------------------------------------------------------------
Current Charge:                                                                                                              1.10%
------------------------------------------------------------------------------------------------------------------------------------

2.   The changes described below are made under "Example" in "Fee table".

     2a. The following sentence is added as the last sentence in the second paragraph.

The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" GMDB II and the Guaranteed minimum income benefit II -- Custom Selection, both of which are calculated as a percentage of each benefit's benefit base.

     2b. The second sentence of the last paragraph is deleted in its entirety and replaced with the following:

Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and total annual expenses of the Portfolios (before expense limitations) as set forth in the previous charts.


IM-10-11 (3/10)

                                                                  143844 (3/10)
9.0 Series NB                                                           x03036

     2c.  The following information replaces the example.


-----------------------------------------------------------------------------------------------------------------------------
                                         If you surrender your contract at the        If you annuitize at the end of the
                                           end of the applicable time period                applicable time period
-----------------------------------------------------------------------------------------------------------------------------
  Portfolio Name                       1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
-----------------------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------------
  Multimanager Aggressive Equity       $1,351     $2,380     $3,454      $5,993     N/A       $2,380     $3,454      $5,993
  Multimanager Core Bond               $1,347     $2,367     $3,433      $5,957     N/A       $2,367     $3,433      $5,957
  Multimanager International Equity    $1,381     $2,468     $3,594      $6,242     N/A       $2,468     $3,594      $6,242
  Multimanager Large Cap Core
    Equity                             $1,367     $2,427     $3,529      $6,128     N/A       $2,427     $3,529      $6,128
  Multimanager Large Cap Growth        $1,376     $2,455     $3,574      $6,207     N/A       $2,455     $3,574      $6,207
  Multimanager Large Cap Value         $1,369     $2,433     $3,539      $6,145     N/A       $2,433     $3,539      $6,145
  Multimanager Mid Cap Growth          $1,377     $2,458     $3,579      $6,216     N/A       $2,458     $3,579      $6,216
  Multimanager Mid Cap Value           $1,376     $2,455     $3,574      $6,207     N/A       $2,455     $3,574      $6,207
  Multimanager Small Cap Growth        $1,387     $2,486     $3,624      $6,295     N/A       $2,486     $3,624      $6,295
  Multimanager Small Cap Value         $1,382     $2,471     $3,599      $6,251     N/A       $2,471     $3,599      $6,251
  Multimanager Technology              $1,397     $2,514     $3,669      $6,373     N/A       $2,514     $3,669      $6,373
-----------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------
  AXA Balanced Strategy                $1,374     $2,449     $3,564      $6,190     N/A       $2,449     $3,564      $6,190
  AXA Conservative Growth
    Strategy                           $1,372     $2,443     $3,554      $6,172     N/A       $2,443     $3,554      $6,172
  AXA Conservative Strategy            $1,368     $2,430     $3,534      $6,137     N/A       $2,430     $3,534      $6,137
  AXA Growth Strategy                  $1,377     $2,458     $3,579      $6,216     N/A       $2,458     $3,579      $6,216
  AXA Moderate Growth Strategy         $1,375     $2,452     $3,569      $6,198     N/A       $2,452     $3,569      $6,198
  EQ/AllianceBernstein
    International                      $1,367     $2,427     $3,529      $6,128     N/A       $2,427     $3,529      $6,128
  EQ/AllianceBernstein Small Cap
    Growth                             $1,366     $2,424     $3,524      $6,119     N/A       $2,424     $3,524      $6,119
  EQ/AXA Franklin Small Cap Value
    Core                               $1,370     $2,436     $3,544      $6,154     N/A       $2,436     $3,544      $6,154
  EQ/AXA Franklin Templeton
    Founding Strategy Core             $1,393     $2,505     $3,654      $6,347     N/A       $2,505     $3,654      $6,347
  EQ/AXA Templeton Growth Core         $1,369     $2,433     $3,539      $6,145     N/A       $2,433     $3,539      $6,145
  EQ/BlackRock Basic Value Equity      $1,343     $2,358     $3,418      $5,930     N/A       $2,358     $3,418      $5,930
  EQ/BlackRock International Value     $1,381     $2,468     $3,594      $6,242     N/A       $2,468     $3,594      $6,242
  EQ/Boston Advisors Equity Income     $1,369     $2,433     $3,539      $6,145     N/A       $2,433     $3,539      $6,145
  EQ/Calvert Socially Responsible      $1,366     $2,424     $3,524      $6,119     N/A       $2,424     $3,524      $6,119
  EQ/Capital Guardian Growth           $1,356     $2,396     $3,479      $6,038     N/A       $2,396     $3,479      $6,038
  EQ/Capital Guardian Research         $1,353     $2,386     $3,464      $6,011     N/A       $2,386     $3,464      $6,011
  EQ/Common Stock Index                $1,320     $2,289     $3,306      $5,727     N/A       $2,289     $3,306      $5,727
  EQ/Core Bond Index                   $1,320     $2,289     $3,306      $5,727     N/A       $2,289     $3,306      $5,727
  EQ/Davis New York Venture            $1,377     $2,458     $3,579      $6,216     N/A       $2,458     $3,579      $6,216
  EQ/Equity 500 Index                  $1,312     $2,266     $3,270      $5,662     N/A       $2,266     $3,270      $5,662
  EQ/Evergreen Omega                   $1,367     $2,427     $3,529      $6,128     N/A       $2,427     $3,529      $6,128
  EQ/Intermediate Government
    Bond Index                         $1,323     $2,298     $3,321      $5,755     N/A       $2,298     $3,321      $5,755
  EQ/International Core PLUS           $1,370     $2,436     $3,544      $6,154     N/A       $2,436     $3,544      $6,154
  EQ/International Growth              $1,390     $2,496     $3,639      $6,321     N/A       $2,496     $3,639      $6,321
  EQ/JPMorgan Value Opportunities      $1,352     $2,383     $3,459      $6,002     N/A       $2,383     $3,459      $6,002
  EQ/Large Cap Core PLUS               $1,356     $2,396     $3,479      $6,038     N/A       $2,396     $3,479      $6,038
  EQ/Large Cap Growth Index            $1,322     $2,295     $3,316      $5,746     N/A       $2,295     $3,316      $5,746
  EQ/Large Cap Growth PLUS             $1,350     $2,377     $3,448      $5,984     N/A       $2,377     $3,448      $5,984
  EQ/Large Cap Value Index             $1,326     $2,308     $3,337      $5,783     N/A       $2,308     $3,337      $5,783
  EQ/Large Cap Value PLUS              $1,337     $2,339     $3,388      $5,875     N/A       $2,339     $3,388      $5,875
  EQ/Lord Abbett Growth and
    Income                             $1,361     $2,411     $3,504      $6,083     N/A       $2,411     $3,504      $6,083
  EQ/Lord Abbett Large Cap Core        $1,364     $2,418     $3,514      $6,101     N/A       $2,418     $3,514      $6,101
  EQ/Mid Cap Index                     $1,321     $2,292     $3,311      $5,736     N/A       $2,292     $3,311      $5,736
  EQ/Mid Cap Value PLUS                $1,356     $2,396     $3,479      $6,038     N/A       $2,396     $3,479      $6,038
  EQ/Money Market                      $1,321     $2,292     $3,311      $5,736     N/A       $2,292     $3,311      $5,736
  EQ/Oppenheimer Global                $1,417     $2,573     $3,763      $6,535     N/A       $2,573     $3,763      $6,535
  EQ/Quality Bond PLUS                 $1,334     $2,330     $3,372      $5,847     N/A       $2,330     $3,372      $5,847
  EQ/Small Company Index               $1,319     $2,285     $3,301      $5,718     N/A       $2,285     $3,301      $5,718



--------------------------------------------------------------------------------
                                       If you do not surrender your contract at
                                        the end of the applicable time period
-------------------------------------------------------------------------------
  Portfolio Name                        1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
  Multimanager Aggressive Equity         $551     $1,680     $2,854     $5,993
  Multimanager Core Bond                 $547     $1,667     $2,833     $5,957
  Multimanager International Equity      $581     $1,768     $2,994     $6,242
  Multimanager Large Cap Core
    Equity                               $567     $1,727     $2,929     $6,128
  Multimanager Large Cap Growth          $576     $1,755     $2,974     $6,207
  Multimanager Large Cap Value           $569     $1,733     $2,939     $6,145
  Multimanager Mid Cap Growth            $577     $1,758     $2,979     $6,216
  Multimanager Mid Cap Value             $576     $1,755     $2,974     $6,207
  Multimanager Small Cap Growth          $587     $1,786     $3,024     $6,295
  Multimanager Small Cap Value           $582     $1,771     $2,999     $6,251
  Multimanager Technology                $597     $1,814     $3,069     $6,373
--------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
  AXA Balanced Strategy                  $574     $1,749     $2,964     $6,190
  AXA Conservative Growth
    Strategy                             $572     $1,743     $2,954     $6,172
  AXA Conservative Strategy              $568     $1,730     $2,934     $6,137
  AXA Growth Strategy                    $577     $1,758     $2,979     $6,216
  AXA Moderate Growth Strategy           $575     $1,752     $2,969     $6,198
  EQ/AllianceBernstein
    International                        $567     $1,727     $2,929     $6,128
  EQ/AllianceBernstein Small Cap
    Growth                               $566     $1,724     $2,924     $6,119
  EQ/AXA Franklin Small Cap Value
    Core                                 $570     $1,736     $2,944     $6,154
  EQ/AXA Franklin Templeton
    Founding Strategy Core               $593     $1,805     $3,054     $6,347
  EQ/AXA Templeton Growth Core           $569     $1,733     $2,939     $6,145
  EQ/BlackRock Basic Value Equity        $543     $1,658     $2,818     $5,930
  EQ/BlackRock International Value       $581     $1,768     $2,994     $6,242
  EQ/Boston Advisors Equity Income       $569     $1,733     $2,939     $6,145
  EQ/Calvert Socially Responsible        $566     $1,724     $2,924     $6,119
  EQ/Capital Guardian Growth             $556     $1,696     $2,879     $6,038
  EQ/Capital Guardian Research           $553     $1,686     $2,864     $6,011
  EQ/Common Stock Index                  $520     $1,589     $2,706     $5,727
  EQ/Core Bond Index                     $520     $1,589     $2,706     $5,727
  EQ/Davis New York Venture              $577     $1,758     $2,979     $6,216
  EQ/Equity 500 Index                    $512     $1,566     $2,670     $5,662
  EQ/Evergreen Omega                     $567     $1,727     $2,929     $6,128
  EQ/Intermediate Government
    Bond Index                           $523     $1,598     $2,721     $5,755
  EQ/International Core PLUS             $570     $1,736     $2,944     $6,154
  EQ/International Growth                $590     $1,796     $3,039     $6,321
  EQ/JPMorgan Value Opportunities        $552     $1,683     $2,859     $6,002
  EQ/Large Cap Core PLUS                 $556     $1,696     $2,879     $6,038
  EQ/Large Cap Growth Index              $522     $1,595     $2,716     $5,746
  EQ/Large Cap Growth PLUS               $550     $1,677     $2,848     $5,984
  EQ/Large Cap Value Index               $526     $1,608     $2,737     $5,783
  EQ/Large Cap Value PLUS                $537     $1,639     $2,788     $5,875
  EQ/Lord Abbett Growth and
    Income                               $561     $1,711     $2,904     $6,083
  EQ/Lord Abbett Large Cap Core          $564     $1,718     $2,914     $6,101
  EQ/Mid Cap Index                       $521     $1,592     $2,711     $5,736
  EQ/Mid Cap Value PLUS                  $556     $1,696     $2,879     $6,038
  EQ/Money Market                        $521     $1,592     $2,711     $5,736
  EQ/Oppenheimer Global                  $617     $1,873     $3,163     $6,535
  EQ/Quality Bond PLUS                   $534     $1,630     $2,772     $5,847
  EQ/Small Company Index                 $519     $1,585     $2,701     $5,718
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract at the        If you annuitize at the end of the
                                       end of the applicable time period                applicable time period
--------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                     1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock      $1,373     $2,446     $3,559      $6,181     N/A       $2,446     $3,559      $6,181
EQ/UBS Growth and Income           $1,371     $2,440     $3,549      $6,163     N/A       $2,440     $3,549      $6,163
EQ/Van Kampen Comstock             $1,358     $2,402     $3,489      $6,056     N/A       $2,402     $3,489      $6,056
EQ/Van Kampen Mid Cap Growth       $1,364     $2,418     $3,514      $6,101     N/A       $2,418     $3,514      $6,101
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                   If you do not surrender your contract at
                                    the end of the applicable time period
--------------------------------------------------------------------------------
 Portfolio Name                     1 year    3 years    5 years    10 years
--------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/T. Rowe Price Growth Stock      $573     $1,746     $2,959     $6,181
EQ/UBS Growth and Income           $571     $1,740     $2,949     $6,163
EQ/Van Kampen Comstock             $558     $1,702     $2,889     $6,056
EQ/Van Kampen Mid Cap Growth       $564     $1,718     $2,914     $6,101

3. The third paragraph under "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money" is deleted in its entirety and replaced with the following:

If the Guaranteed minimum income benefit is elected at issue, during the first year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II -- Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each benefit's 5% Roll-Up to age 80 benefit base on a pro-rata basis. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the GMIB effective date. Beginning on the first day of the 2nd contract year, with respect to the GMIB I -- Asset Allocation, the "Greater of" GMDB I enhanced death benefit, the GMIB II -- Custom Selection and the "Greater of" GMDB II enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 5% Roll-Up to age 80 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 5% or less of the 5% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 5% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base on a pro rata basis.

4. The first paragraph under "Certain withdrawals" under "Charges that AXA Equitable deducts" in "Accessing your money" is deleted in its entirety and replaced with the following:

If you elected the Guaranteed minimum income benefit with or without the Greater of 5% Roll-Up to age 80 or the Annual Ratchet to age 80 enhanced death benefit ("Greater of" GMDB I or "Greater of" GMDB II), beginning on the first day of the 2nd contract year (after GMIB is added) the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 5% of the beginning of contract year 5% Roll-Up to age 80 benefit base even if such withdrawals exceed the free withdrawal amount.

5. The information under "Appendix III: Hypothetical illustrations" is deleted in its entirety and replaced with the following:

     Variable deferred annuity
     Accumulator(R) Plus(SM)
     $100,000 Single contribution and no withdrawals
     Male, issue age 60
     Benefits:
        Greater of 5% Roll-Up to age 80 or Annual Ratchet to age 80 Guaranteed
          minimum death benefit
        Earnings enhancement benefit
        Guaranteed minimum income benefit, including conversion to the Guaranteed withdrawal benefit for life at age 80

                                                           Greater of 5%
                                                         Roll-Up to age 80                               Lifetime Annual
                                                           or the Annual                                Guaranteed Minimum
                                                         Ratchet to age 80                                Income Benefit
                                                            Guaranteed        Total Death Benefit ----------------------------------
                                                           Minimum Death      with the Earnings    Guaranteed       Hypothetical
                    Account Value        Cash Value           Benefit       enhancement benefit      income            Income
        Contract ------------------- ------------------ ------------------- ------------------- ----------------- ----------------
  Age     Year       0%        6%       0%        6%        0%        6%        0%        6%       0%       6%       0%       6%
------ --------- --------- --------- -------- --------- --------- --------- --------- --------- -------- -------- -------- -------
  60        1     104,000   104,000   96,000    96,000   100,000  100,000    100,000  100,000     N/A      N/A      N/A      N/A
  61        2      98,592   104,810   90,592    96,810   105,000  105,000    107,000  107,000     N/A      N/A      N/A      N/A
  62        3      93,230   105,529   86,230    98,529   110,250  110,250    114,350  114,350     N/A      N/A      N/A      N/A
  63        4      87,906   106,148   80,906    99,148   115,763  115,763    122,068  122,068     N/A      N/A      N/A      N/A
  64        5      82,613   106,659   76,613   100,659   121,551  121,551    130,171  130,171     N/A      N/A      N/A      N/A
  65        6      77,344   107,051   72,344   102,051   127,628  127,628    138,679  138,679     N/A      N/A      N/A      N/A
  66        7      72,092   107,314   68,092   103,314   134,010  134,010    147,613  147,613     N/A      N/A      N/A      N/A
  67        8      66,849   107,438   63,849   104,438   140,710  140,710    156,994  156,994     N/A      N/A      N/A      N/A
  68        9      61,607   107,411   59,607   105,411   147,746  147,746    166,844  166,844     N/A      N/A      N/A      N/A
  69       10      56,359   107,221   56,359   107,221   155,133  155,133    177,186  177,186     N/A      N/A      N/A      N/A
  74       15      29,624   103,334   29,624   103,334   197,993  197,993    237,190  237,190   10,791   10,791   10,791   10,791
  79       20       1,444    93,035    1,444    93,035   252,695  252,695    313,773  313,773   15,667   15,667   15,667   15,667
  80       21           0    89,989        0    89,989         0  265,330          0  331,462   16,875   16,875   16,875   16,875

After conversion of the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 80



                                                 Greater of 5%
                                               Roll-Up to age 80
                                                 or the Annual    Total Death
                                                    Ratchet         Benefit
                                                    to age 80       with the
                                                   Guaranteed       Earnings
                                                  Minimum Death    enhancement        GWBL       Guaranteed Annual
                 Account Value   Cash Value       Benefit           benefit       Benefit Base   Withdrawal Amount
        Contract -------------   -------------   --------------   -------------- --------------  -----------------
  Age     Year    0%     6%       0%     6%       0%      6%       0%      6%       0%     6%        0%      6%
------ --------- ---- --------   ---- --------   ---- ---------   ---- --------- ----- --------  ------- ---------
  80      21      0     89,989    0     89,989    0     265,330    0     331,462    0     265,330    0     13,266
  84      25      0     76,714    0     76,714    0     265,330    0     331,462    0     265,330    0     13,266
  89      30      0     57,788    0     57,788    0     265,330    0     331,462    0     265,330    0     13,266
  94      35      0     35,831    0     35,831    0     265,330    0     331,462    0     265,330    0     13,266
  95      36      0     31,024    0     31,024    0     265,330    0     331,462    0     265,330    0     13,266

  The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

6. The changes described below are made to the state variation descriptions for New York and Washington under "See "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money"" in "Appendix VI: State contract availability and/or variations of certain features and benefits".

     6a. The first and second paragraphs in New York and the first paragraph in Washington are deleted in their entirety and replaced with the following:

If you elect both (1) the Guaranteed minimum income benefit and (2) the Annual Ratchet to age 80 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' benefit bases on a pro-rata basis for the first contract year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 2nd contract year (or 2nd contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-up and Annual Ratchet benefit bases and the Annual Ratchet to age 80 enhanced death benefit base, on a dollar-for-dollar basis.

     6b. The fourth and fifth paragraphs in New York and the third paragraph and the first sentence of the fourth paragraph in Washington are deleted in their entirety and replaced with the following:

If you elect (1) the Guaranteed minimum income benefit and (2) the Standard death benefit, withdrawals (including any applicable withdrawal charges) will reduce the 5% Roll-Up to age 80 benefit base and the Annual Ratchet to age 80 benefit base on a pro-rata basis for the first year if the Guaranteed minimum income benefit is elected at issue. If the Guaranteed minimum income benefit is added after issue, the applicable one year period begins as of the Guaranteed minimum income benefit effective date.

Beginning on the first day of the 2nd contract year (or 2nd contract year after the GMIB effective date, if applicable), withdrawals will reduce the Guaranteed minimum income benefit Roll-Up to Age 80 benefit base and the Annual Ratchet to age 80 benefit base, on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is no more than 5% of the 5% Roll-Up to age 80 benefit base.



Accumulator(R) is issued by and is a registered service mark and Accumulator(R)
                      Plus(SM) is issued by and is a service mark of
             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC, 1290
                            Avenue of the Americas,
                              New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

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